INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]	10. Intangible Assets The Company's intangible assets include licenses and rights. Based on management's assessment, these intangible assets have been valued at $1 as their fair value is nominal.